Securities Act Registration No. 333-______
Investment Company Act Reg. No. 811-_____

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No. __	|_|
Post-Effective Amendment No. __	|_|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. __	|_|
(Check appropriate box or boxes.)

HILLIER CAPITAL MANAGEMENT FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1526 Waukazoo Drive
Holland, Michigan	49424
(Address of Principal Executive Offices)	(Zip Code)
(616) 738-1977
Registrant's Telephone Number, including Area Code)

Copy to:
Michael Smorch	Richard L. Teigen
Hillier Capital Management	Foley & Lardner LLP
1526 Waukazoo Drive	777 East Wisconsin Avenue
Holland, Michigan 49424	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    As soon as practicable after the Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

P R O S P E C T U S

May __, 2004

Hillier Capital Stable Currency Fund

        Hillier Capital Stable Currency Fund is a mutual fund seeking to protect the global purchasing power of one’s capital, regardless of whether we face a deflationary, inflationary or stagflationary economic environment.

        Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Fund invests and the services it offers to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

	TABLE OF CONTENTS
	Questions Every Investor Should Ask Before Investing in
	Investing in the Fund	2
	Fees and Expenses	4
Hillier Capital Management	Investment Objective and Principal Investment
Funds Trust	Strategies	5
1526 Waukazoo Drive	Management of the Fund	5
Holland, Michigan 49424	Distribution Fees	6
	The Fund's Share Price	6
	Purchasing Shares	6
	Redeeming Shares	10
	Dividends, Distributions and Taxes	13
	Financial Highlights	13

QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE
INVESTING IN THE FUND

1.    What are the Fund’s Goals?

        The Fund seeks to protect the global purchasing power of one’s capital, regardless of whether we face a deflationary, inflationary or stagflationary economic environment. Unlike traditional currency funds, neither high current income nor capital appreciation from currency fluctuations are goals of the Fund.

2.    What are the Fund’s Principal Investment Strategies?

        The Fund has been designed to invest in the safest short-term paper (cash or bills) from the safest jurisdictions on the planet, (as deemed by Hillier Capital Management LLC (the “Adviser”)), one from each of the world’s major financial quadrants. Given the current environment, the Adviser considers Switzerland, Singapore, New Zealand and the United States the leading candidates for the safest jurisdictions in the four major financial quadrants.

        The Adviser believes that the current global economic environment is highly uncertain. It believes that such an uncertain and volatile environment represents risks to investors who invest only in dollar-denominated securities, as there can be significant deterioration in the value of the U.S. dollar relative to other currencies, from time to time. The Fund will attempt to protect investors from major moves in specific currencies by seeking a diversified portfolio of the safest paper in the safest jurisdictions. Normally the Fund will favor holding bills (i.e. short-term debt securities). However when a country’s interest rates are near zero, the Fund may favor simply holding currency (cash).

        In making investments for the Fund, the Adviser utilizes a disciplined approach by investing the Fund’s assets in a manner that minimizes the impact of “big moves” from currency swings. The Adviser feels that it is impossible for most people to successfully time the global currency markets, so its approach is to neutralize these moves by holding nearly equal percentages of the Fund’s assets in each of the safest jurisdictions in each of the four major financial quadrants, as identified by it. Given today’s environment, the approximate composition of the Fund would be:

        33% … U.S. dollar. The U.S. dollar is the global reserve currency. As long as the Adviser believes the U.S. dollar is maintaining its status as the currency of the safest and most stable jurisdiction in the Americas, it will be represented in the Fund.

        22.33% … Swiss franc. Switzerland is politically neutral and its citizens boast the highest savings rate in Europe. Switzerland also has the most liquid and stable banking system on the planet. As a result, the Adviser believes the Swiss franc is the currency of the safest and most stable jurisdiction in Europe. As long as the Adviser believes the Swiss franc is maintaining status as the currency of the safest and most stable jurisdiction in Europe, it will be represented in the Fund.

        22.33% … Singapore dollar. Singapore’s private banks, much like that of the Swiss’, are very liquid due to the fact that Singapore mandates by law that its citizens save — a minimum of — 25% of their annual incomes. Many, in fact, save upwards of 40%. Singapore also sports a long track record of annual budget surpluses — using accrual accounting methods and as a result has a very liquid banking system. The Adviser believes that the Singapore dollar is the currency of the safest and most stable jurisdiction in Asia. As long as the Adviser believes the Singapore dollar is maintaining its status as the currency of the safest and most stable jurisdiction in Asia, it will be represented in the Fund.

        22.33% … New Zealand dollar. New Zealand is a natural resource economy that is the size of California with the population of San Diego. This island nation’s isolation from the rest of the world is an enormous benefit in today’s age of global terrorism. Like Singapore, it’s one of a handful of countries that has an annual budget surplus and a liquefied banking system. New Zealand is politically neutral and remains one of the last bastions of safety and freedom in the world. As a result, the Adviser believes that the New Zealand dollar is the currency of the safest and most stable jurisdiction in Australasia. As long as the Adviser believes the New Zealand dollar is maintaining its status as the currency of the safest and most stable jurisdiction in Australasia, it will be represented in the Fund.

3.    What are the Principal Risks of Investing in the Fund?

        Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

•	Market Risk: The prices of the securities in which the Fund invests may decline against a particular currency for a number of reasons.

•	Interest Rate Risk: In general, the value of debt securities falls when interest rates rise.

•	Foreign Currency Risk: The U.S. dollar value of securities denominated in foreign currencies may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the dollar value of the Fund.

•	Low-Diversification Risk: The Fund is a non-diversified investment company. As such it will likely invest in fewer securities or securities issued by fewer foreign governments than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

•	Default Risk: If the issuers of any debt obligations held by the fund default, investors could lose money.

        Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

4.    How has the Fund Performed?

        The Fund is newly organized and therefore has no performance history as of the date of this Prospectus. The Fund’s performance (before and after taxes) will vary from year to year.

FEES AND EXPENSES

        The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Imposed on Purchases (as a Percentage of Offering Price)
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and Distributions	None
Redemption Fee	None	(1)
Exchange Fee	None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.70%	(2)

Total Annual Fund Operating Expenses	1.50%

(1)	Our transfer agent charges a fee of $10 for each wire redemption and $15 for each redemption sent by overnight delivery.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$______	$______

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

        The Fund seeks to protect global purchasing power. In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.

        Generally speaking, the Fund will not “market time” or take temporary defensive positions. The Fund may invest in money market instruments and other cash equivalents so that it can pay expenses, satisfy redemption requests or take advantage of exceptional investment opportunities. The Fund does not attempt to achieve its investment objective by active and frequent trading.

The Fund’s Principal Investment Strategies

        The Fund invests primarily in currency and short-term debt securities issued by the United States, Switzerland, Swiss cantons, Singapore, New Zealand and, at the Adviser’s discretion, other developed countries the Adviser deems safe. In selecting investments in debt securities, the Adviser:

•	considers whether the currency in which the debt security is denominated is likely to be stable on a long-term basis primarily by analyzing the underlying safety of the country in question, including its political situation, banking system, and particularly whether the issuing country has maintained prudent monetary and fiscal policies;

•	evaluates the relative available interest rates; and

•	then invests in the liquid debt securities which are safest and most likely to remain so regardless of the ensuing economic environment.

        Since the Fund’s primary consideration in selecting investments in debt securities is currency stability and instrument safety, it keeps its average portfolio maturity short. Typically, the average maturity of the Fund’s portfolio of debt securities will be less than 18 months. Similarly, the Fund attempts to minimize credit risk by only investing in securities ranked in the highest safety rating categories by a nationally recognized rating agency, primarily sovereign (government) securities.

MANAGEMENT OF THE FUND

        Hillier Capital Management LLC is the Fund’s investment adviser.

The Adviser’s address is:	1526 Waukazoo Drive
Holland, MI 49424
Telephone:(616) 738-3640

        The Adviser has been in business since 2002 and is the Fund’s only investment adviser. As the investment adviser to the Fund, the Adviser manages the investment portfolio of the Fund and makes the decisions as to which securities to buy and sell. Michael Smorch, as the Fund’s portfolio manager, is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Smorch is President of the Adviser and has served in that capacity since the organization of the Adviser in 2002. Prior to organizing the Adviser, Mr. Smorch was employed by Cambridge International, Inc. as President since 1997. Neither the Adviser nor Mr. Smorch have any prior experience managing the investment portfolio of a mutual fund.

DISTRIBUTION FEES

        The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

THE FUND’S SHARE PRICE

        The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value (“NAV”). The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NYSE is closed on national holidays, Good Friday and weekends. The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. It values securities and other assets for which market quotations are not readily available by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. The Fund values money market instruments that it holds with remaining maturities of less than 60 days at their amortized cost. The Fund will process purchase orders and redemption requests that it receives in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase orders and redemption requests that it receives in good order after the close of regular trading at the NAV calculated on the next day the NYSE is open.

PURCHASING SHARES

How to Purchase Shares from the Fund

        1.     Read this Prospectus carefully.

        2.     Determine how much you want to invest keeping in mind the following minimums:

a.	Initial Investments

•	Individual retirement accounts	$1,000

•	All other accounts	$2,500

b.	Additional Investments

•	Dividend reinvestment	No Minimum

•	Automatic investment plan	$250

•	All other accounts	$500

        3.     Complete the New Account Application accompanying this Prospectus, carefully following the instructions included in the application. For additional investments, complete the reorder form attached to your confirmation statements. (The Fund has additional New Account Applications and reorder forms if you need them.) If you have any questions, please call 1-___-___-____.

        4.     Make your check payable to “Hillier Capital Management Funds.” All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks, money orders, travelers checks, credit cards, credit card checks or other checks deemed to be high risk. UMB Fund Services, Inc., the Fund’s transfer agent (“UMBFS”), will charge a $25 fee against a shareholder’s account for any check returned for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result. The Fund may redeem shares you own as reimbursement for any such losses. The Fund reserves the right to reject any purchase order for Fund shares.

        5.     Send your application and check to:

BY FIRST CLASS MAIL

Hillier Capital Management Funds Trust ______________________________ P.O. Box _____ Milwaukee, WI 53201-____

BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

Hillier Capital Management Funds Trust c/o UMB Fund Services, Inc. 803 West Michigan Street, Suite A Milwaukee, WI 53233-2301

Please do not send letters by overnight delivery service or registered mail to the Post Office Box address.

        6.    To purchase shares by wire, UMBFS must have received a completed application and issued an account number. If you wish to open an account by wire, please call 1-___-___-____ prior to wiring funds. You should wire funds to:

UMB Bank, n.a.
ABA #101000695
For credit to Hillier Capital Management Funds
Account # ____________
For further credit to:
      {Investor Account # _______}
      {Name or Account Registration}
{Social Security or Taxpayer Identification Number}

        Please remember that UMB Bank, n.a. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive that day’s NAV. The Fund and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

        Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

        The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (collectively, “Servicing Agents” and each a “Servicing Agent”) that may include the Fund as an investment alternative in the programs they offer or administer. Servicing Agents may:

•	Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents may not be subject to the Fund’s minimum purchase requirements.

•	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

•	Charge fees to their customers for the services they provide to them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide to their customers.

•	Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders and redemption requests on the Fund’s behalf). If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund’s behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s NAV.

        If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses to the Fund.

Automatic Investment Plan

        You can open an automatic investment plan with an initial investment of $250 and a minimum of $250 per transaction after you start your plan. On the day you select (you may choose the 5th, 10th, 15th, 20th or 25th day of the month), the amount you select is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal, you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate the automatic investment plan at any time by calling UMBFS at least five business days before your next scheduled withdrawal date. Your automatic investment plan will be terminated in the event two successive mailings we send to you are returned by the U.S. Post Office as undeliverable. If this occurs, you must call or write UMBFS to reinstate your automatic investment plan. Any changes to the plan upon reinstatement will require a Medallion Signature Guarantee.

Other Information about Purchasing Shares of the Fund

        The Fund may reject any purchase order for any reason. The Fund will not accept any purchase orders by telephone. The Fund will not issue certificates evidencing shares. Investors will receive a written confirmation for all purchases of shares.

        If you would like to purchase shares for a retirement account, please call 1-___-___-____ for additional information. The Fund recommends that investors consult a competent financial and tax advisor regarding retirement accounts before investing in one.

Customer Identification Program

        To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions (including mutual funds) to obtain, verify and record information that identifies each person who opens an account. When you open an account, the Fund will ask for your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships and other entities. Applications without such information will not be considered in good order. The Fund reserves the right to deny applications or redeem your account if the application is not in good order or it is unable to verify your identity.

REDEEMING SHARES

How to Redeem (Sell) Shares by Mail

        1.     Prepare a letter of instruction containing:

•	the account number(s)

•	the amount of money or number of shares being redeemed

•	the name(s) on the account

•	daytime phone number

•	additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact UMBFS in advance at 1-___-___-____ if you have any questions.

        2.     Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

        3.     Obtain a Medallion Signature Guarantee in the following situations:

•	the redemption request exceeds $50,000;

•	the redemption proceeds are to be sent to a person other than the person in whose name the shares are registered;

•	the redemption proceeds are to be sent to an address other than the address of record; or

•	the Fund receives the redemption request within 30 business days of an address change.

Medallion Signature Guarantees must be obtained from a participant in a Medallion Program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the NYSE. A notarized signature is not an acceptable substitute for a signature guarantee.

        4.     Send the letter of instruction to:

BY FIRST CLASS MAIL

Hillier Capital Management Funds Trust _______________________________ P.O. Box _____ Milwaukee, WI 53201-____

BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

Hillier Capital Management Funds Trust c/o UMB Fund Services, Inc. 803 West Michigan Street, Suite A Milwaukee, WI 53233-2301

Please do not send letters of instruction by overnight delivery service or registered mail to the Post Office Box address.

How to Redeem (Sell) Shares by Telephone

        You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

        Call 1-8__-___-____ between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

        In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

        The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonable designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of a caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

How to Redeem (Sell) Shares through Servicing Agents

        If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

•	The redemption price per share you receive for redemption requests is the next determined NAV after UMBFS receives your written request in good order with all required information; or

•	If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before the close of the NYSE (generally 4:00 P.M. Eastern Time) will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after the close of the NYSE (generally 4:00 p.m. Eastern Time) will receive the next day’s NAV.

Payment of Redemption Proceeds

•	When shareholders redeem shares other than through Servicing Agents, UMBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to three business days to reach the shareholder’s account whereas UMBFS generally wires redemption proceeds on the business day following the receipt of a redemption request in good order prior to the close of the NYSE (generally 4:00 P.M. Eastern Time). However, the Fund may direct UMBFS to pay the proceeds of a redemption on a date no later than the seventh day after the redemption request.

•	For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

Other Redemption Considerations

        When redeeming shares of the Fund, shareholders should consider the following:

•	The redemption may result in a taxable gain.

•	As permitted by the Investment Company Act of 1940, the Fund may delay the payment of redemption proceeds for up to seven days in all cases.

•	If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

•	UMB Bank, n.a., currently charges $10 for each wire redemption, which will be deducted from your redemption proceeds, and $15 for each redemption sent by overnight delivery, which will be deducted from your redemption proceeds. There is no fee for Electronic Funds Transfers.

•	If your account balance falls below $500, you will be given 60 days written notice to make additional investments so that your account balance is $500 or more. If you do not make additional investments, the Fund may close your account and mail the redemption proceeds to you.

•	The Fund may pay redemption requests “in kind.” This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than cash. Shareholders who receive a redemption “in kind” may incur costs to dispose of such securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

        The Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

•	Automatic Reinvestment Option: Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option: Both dividend and capital gains distributions will be paid in cash.

•	If you elect the All Cash Option, the Fund will nonetheless automatically reinvest all distributions under $10 in additional shares of the Fund.

You may make your distribution election on the New Account Application. You may change your election by writing to UMBFS or by calling 1-___-___-____.

        The Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). In managing the Fund, the Adviser considers the tax effects of its investment decisions to be of secondary importance.

FINANCIAL HIGHLIGHTS

        As a newly-organized fund, the Stable Currency Fund has no operating history.

        To learn more about the Hillier Capital Stable Currency Fund, you may want to read the Fund’s Statement of Additional Information (or “SAI”), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

        The SAI is available to shareholders and prospective investors without charge, by calling UMBFS at 1-___-___-____.

        Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:

Hillier Capital Management Funds Trust c/o UMB Fund Services, Inc. 803 West Michigan Street, Suite A Milwaukee, WI 53233-2301 Telephone: 1-___-___-____

        The general public can review and copy information about the Hillier Capital Stable Currency Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102

        Please refer to the Fund’s Investment Company Act File No. 811-_____ when seeking information about the Fund from the Securities and Exchange Commission.

Investment Company Act File No. 811-_______

STATEMENT OF ADDITIONAL INFORMATION
Dated May __, 2004

HILLIER CAPITAL STABLE CURRENCY FUND

1526 Waukazoo Drive
Holland, Michigan 49424
Toll Free: 1-___-___-____

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May __, 2004 of Hillier Capital Management Funds Trust (the “Trust”) relating to the Hillier Capital Stable Currency Fund. A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.

B-i

INDEPENDENT AUDITORS	24
FINANCIAL STATEMENTS	24

        No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated May __, 2004, and, if given or made, such information or representations may not be relied upon as having been authorized by Hillier Capital Management Funds Trust.

        This Statement of Additional Information does not constitute an offer to sell securities.

B-ii

FUND HISTORY AND CLASSIFICATION

        The Hillier Capital Management Funds Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently has a single portfolio: the Hillier Capital Stable Currency Fund (the “Currency Fund”). The Currency Fund is a non-diversified fund. The Trust was organized as a Delaware statutory trust on April __, 2004.

Investment Restrictions

        The Trust has adopted the following investment restrictions, which are matters of fundamental policies, that cannot be changed without the approval of the holders of a “majority” as defined in the 1940 Act, of the shares of the Currency Fund. Under the 1940 Act, approval of the holders of a “majority” of the Currency Fund’s outstanding voting securities means the favorable vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

        1.     The Currency Fund may not purchase the securities of any issuer if such purchase would cause more than five percent of the value of the Currency Fund’s total assets to be invested in securities of such issuer (except securities of the U.S. Government or any agency or instrumentality thereof), or purchase more than ten percent of the outstanding voting securities of any one issuer (except that up to 50% of the value of the Currency Fund’s total assets may be invested without regard to these limitations).

        2.     The Currency Fund may borrow money or issue senior securities to the extent or in a manner permitted by the 1940 Act.

        3.     The Currency Fund may not invest in real estate, commodities, commodities contracts or interests in oil, gas and/or mineral exploration or development programs, except that the Currency Fund may invest in financial futures contracts, options thereon and other similar instruments. The Currency Fund has no present intention of investing in financial futures contracts, options thereon and other similar instruments.

        4.     The Currency Fund may not act as an underwriter or distributor of securities other than shares of the Currency Fund, except to the extent that the Currency Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

        5.     The Currency Fund may not invest in companies for the primary purpose of acquiring control or management thereof.

        6.     The Currency Fund may not purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; provided, however, that the Currency Fund may (i) make margin payments in connection with transactions in futures and options and (ii) borrow money to the extent and in the manner permitted by the 1940 Act, as provided in Investment Restriction No. 2.

        7.     The Currency Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act. The Currency Fund has no present intention to sell securities short or write put and call options.

        8.     The Currency Fund may pledge, mortgage, hypothecate or otherwise encumber any of its assets to secure its borrowings.

        9.     The Currency Fund may not concentrate more than 25% of the value of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry.

        10.     The Currency Fund may not make loans, including loans of securities, except that the Currency Fund may lend its portfolio securities and this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities and securities of a type normally acquired by institutional investors.

        The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Currency Fund’s fundamental restrictions will be deemed to have occurred. Any changes in the Currency Fund’s investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation.

        The Currency Fund has adopted certain other investment restrictions, which are not fundamental policies and may be changed by the Board of Trustees without shareholder approval. Any changes in these non-fundamental investment restrictions made by the Board of Trustees will be communicated to shareholders at least 60 days prior to their implementation. The non-fundamental investment restrictions are as follows:

        1.     The Currency Fund will not invest more than 15% of the value of its net assets in illiquid securities.

        2.     The Currency Fund will not purchase the securities of other investment companies except: (i) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Currency Fund; (ii) securities of registered open-end investment companies; or (iii) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission. No purchases described in (ii) and (iii) will be made if as a result of such purchases (a) the Currency Fund and its affiliated persons would hold more than three percent of any class of securities, including voting securities, of any registered investment company; (b) more than five percent of the Currency Fund’s net assets would be invested in shares of any one registered investment company; and (c) more than ten percent of the Currency Fund’s net assets would be invested in shares of registered investment companies. The Currency Fund has no present intention to purchase securities of other investment companies, except it may invest in money market mutual funds.

Investment Objective

        The investment objective of the Currency Fund is to protect the global purchasing power of one’s capital regardless of the economic environment. The Prospectus describes the principal investment strategies and risks of the Currency Fund. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Investment Considerations

Illiquid Securities

        The Currency Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”). However, certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Currency Fund could adversely affect their marketability, causing the Currency Fund to sell securities at unfavorable prices. The Board of Trustees has delegated to Hillier Capital Management, LLC (the “Adviser”) the day-to-day determination of the liquidity of a security although the Board of Trustees has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

        Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, the Currency Fund may be obligated to pay all or part of the registration expenses and a considerable amount of time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Currency Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees.

Borrowing

        Although, the Currency Fund may borrow money for investment purposes, it has no present intent to do so. Borrowing for investment purposes is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Currency Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value (“NAV”) per share of the Currency Fund, when it leverages its investments, will increase more when the Currency Fund’s portfolio assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Currency Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As required by the 1940 Act, the Currency Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Currency Fund’s assets should fail to meet this 300% coverage test, the Currency Fund, within three business days, will reduce the amount of the Currency Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities as a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

        In addition to borrowing for investment purposes, the Currency Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes in amounts not in excess of five percent of the value of the Currency Fund’s total assets. For example, the Currency Fund may borrow money to facilitate management of the Currency Fund’s portfolio by enabling the Currency Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. Such borrowings will be promptly repaid and are not subject to the foregoing 300% asset coverage requirement.

Money Market Instruments

        The Currency Fund may invest in cash and money market securities. The Currency Fund may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of exceptional investment opportunities. The money market securities in which the Currency Fund may invest includes U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

        The Currency Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

        Under a repurchase agreement, the Currency Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Currency Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Currency Fund. In the event of a default or bankruptcy by the seller, the Currency Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Currency Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Currency Fund would suffer a loss. The Currency Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Currency Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Currency Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

        The Currency Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Currency Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Currency Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Currency Fund’s shareholders.

Foreign Securities

        The Currency Fund will invest in securities of foreign issuers. Investments in such securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. Dividends and interest on foreign securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax laws, such taxes may reduce the net return to shareholders. Although the Currency Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

        Foreign securities held by the Currency Fund may be held by foreign subcustodians that satisfy certain eligibility requirements. However, foreign subcustodian arrangements are significantly more expensive than domestic custody.

Foreign Currency Considerations

        Even though the Currency Fund may hold securities denominated or traded in foreign currencies, the Currency Fund’s performance is measured in terms of U.S. dollars, which may subject the Currency Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by the Currency Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the NAV of the Currency Fund may go up or down as the value of the dollar rises or falls compared to a foreign currency. To manage foreign currency fluctuations or facilitate the purchase and sale of foreign securities for the Currency Fund, the Adviser may engage in foreign currency transactions involving (i) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date); (ii) options on foreign currencies; (iii) currency futures contracts; or (iv) options on currency futures contracts. Although the Currency Fund may use foreign currency transactions to protect against adverse currency movements, foreign currency transactions involve the risk that the Adviser may not accurately predict the currency movements, which could adversely affect the Currency Fund’s total return.

        A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

        When the Currency Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Currency Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

        When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of the Currency Fund denominated in such foreign currency (“position hedging”). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Currency Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates the prospect into its overall long-term diversification strategies. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Currency Fund will be served.

        At the maturity of a forward contract, the Currency Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

        If the Currency Fund retains the portfolio securities and engages in an offsetting transaction, the Currency Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Currency Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when the Currency Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Currency Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Currency Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

        Shareholders should note that: (i) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer’s deteriorating credit situation); and (ii) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, the Currency Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Currency Fund’s securities is less than the amount of the foreign currency upon expiration of the contract. Conversely, the Currency Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Currency Fund’s securities exceed the amount of foreign currency the Currency Fund is obligated to deliver. The Currency Fund’s dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

        Although the Currency Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Currency Fund will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Currency Fund at one rate, while offering a lesser rate of exchange should the Currency Fund desire to resell that currency to the dealer.

        The Currency Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed earlier in the Statement of Additional Information. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

PORTFOLIO TURNOVER

        The Currency Fund is newly organized and as of the date of this Statement of Additional Information has no portfolio turnover history. The Currency Fund does not actively trade for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The annual portfolio turnover rate indicates changes in the Currency Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Currency Fund during the fiscal year. High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

MANAGEMENT

Management Information

        As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and officers of the Trust is set forth below.

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees
Jeffrey Beckett	Trustee	Newly Elected	Distribution President of	One	None
c/o Hillier Capital Management			Beckett Associates since
Funds Trust			January 1989.
1526 Waukazoo Drive
Holland, Michigan 49424
Age: 48
Gary Schlarbaum	Trustee	Newly Elected	Principal of Schlarbaum	One	None
c/o Hillier Capital Management			Capital from 2002 to the
Funds Trust			present; from 1987 to 2002,
1526 Waukazoo Drive			Mr. Schlarbaum was a Managing
Holland, Michigan 49424			Director at Morgan Stanley.
Age: 61

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees and Officers (2)

Michael Smorch	President,	Newly Elected	President of the Advisor	One	None
c/o Hillier Capital Management	Treasurer and		since 2002; President and
Funds Trust	Trustee		Treasurer of Hillier Capital
1526 Waukazoo Drive			Management Funds Trust since
Holland, Michigan 49424			2002; from 1997 to 2002, Mr.
Age: 37			Smorch was the President and
CEO of Cambridge
International.
Zachary DeJonge	Vice President and	Newly Elected	Mr. DeJonge is a student at	N/A	N/A
c/o Hillier Capital Management	Secretary		Grand Valley State University.
Funds Trust
1526 Waukazoo Drive
Holland, Michigan 49424
Age: 20

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2)	Mr. Smorch is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Adviser.

Audit Committee

        The Board of Trustees has created an audit committee whose members consist _____________ and ______________, each of whom is a non-interested Trustee. The primary functions of the audit committee are to select the independent auditors to be retained to perform the annual audit of the Currency Fund, to review the results of the audit, to review the Currency Fund’s internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Currency Fund’s auditors and financial records. The audit committee is newly formed and as of the date of this Statement of Additional Information has not yet met.

        The Board of Trustees has no other committees.

Dollar Range of Trustee Share Ownership

        The Currency Fund is newly organized, and as of the date of this Statement of Additional Information, no shares of the Currency Fund have been issued to the Trustees.

Compensation

        The Trust is newly formed and as of the date of this Statement of Additional Information has not yet paid any compensation to any officer or non-interested Trustees. The Trust’s standard method of compensating the non-interested Trustees is to pay each such Trustee an annual retainer of ________ and a fee of ________ for each meeting of the Board of Trustees attended. The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees. The Trust does not provide pension or retirement benefits to its Trustees and officers. The aggregate compensation to be paid by the Trust to each officer or non-interested Trustee during the Trust’s fiscal period ending _______________ (estimating future payments based upon existing arrangements) is set forth below:

Name of Person, Position	Aggregate Compensation from Trust	Total Compensation from Trust Paid to Trustees
Non-Interested Trustees
Jeffrey Beckett	____________	____________
Gary Schlarbaum	____________	____________
Interested Trustees
Michael Smorch	_____________	____________

Code of Ethics

        The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Currency Fund. The code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Currency Fund or is being purchased or sold by the Currency Fund.

Proxy Voting Policy

        The Currency Fund invests exclusively in non-voting securities and therefore, has not adopted a proxy voting policy.

Investment Advisory Agreement

        In approving the investment advisory agreement for the Currency Fund (the “Advisory Agreement”), the Board of Trustees considered a number of factors including, but not limited to, the following:

•	the Adviser's experience in managing accounts with similar investment objectives;

•	the Currency Fund's pro forma expense ratio;

•	the Currency Fund's fee structure as compared to its fees;

•	the nature and the quality of the services offered by the Adviser; and

•	the personnel, operations and financial condition of the Adviser.

        Based upon its review, the Board of Trustees determined that the Adviser had the capabilities, resources and personnel necessary to manage the Currency Fund effectively. Furthermore, the Board of Trustees determined that based on the services the Adviser was required to render under the Advisory Agreement, the compensation to be paid to the Adviser was fair and reasonable. Finally, the Board of Trustees concluded that it would be in the best interest of the Currency Fund to enter into the Advisory Agreement with the Adviser.

        The benefits derived by the Adviser from soft dollar arrangements are described under the caption “Portfolio Transactions and Brokerage.” None of the non-interested Trustees, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

        The Currency Fund will not commence operations until after _____, 2004.

THE ADVISER, ADMINISTRATOR, FUND ACCOUNTANTS
TRANSFER AGENT, CUSTODIAN AND DISTRIBUTOR

The Adviser

        The Adviser, Hillier Capital Management, LLC, is the investment adviser to the Currency Fund. Michael Smorch, owns all of the outstanding securities of the Adviser and, therefore, controls the Adviser. Mr. Smorch’s positions with the Trust are described above under the caption “Management – Management Information.”

        Pursuant to the investment advisory agreement entered into between Adviser and the Trust (the “Advisory Agreement”), the Adviser will furnish continuous investment advisory services to the Currency Fund. The Adviser supervises and manages the investment portfolio of the Currency Fund and, subject to such policies as the Board of Trustees may determine, directs the purchase and sale of investment securities in the day-to-day management of the Currency Fund. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Currency Fund, will furnish office space and all necessary office facilities, equipment and executive personnel for managing the Currency Fund and maintaining its organization, will pay the salaries and fees of all officers and Trustees of the Currency Fund (except the fees paid to non-interested Trustees) and will bear all sales and promotional expenses of the Currency Fund, other than distribution expenses paid by the Currency Fund pursuant to the Currency Fund’s Service and Distribution Plan, if any. For the foregoing, the Currency Fund will pay the Adviser a monthly fee based on the Currency Fund’s average daily net assets at the annual rate of 0.55%.

        The Currency Fund will pay all of its expenses not assumed by the Adviser including, but not limited to, the professional costs of preparing and the cost of printing its registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering its shares with the SEC and qualifying in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of Trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges on any borrowings, dividend and interest payments on securities sold short, brokerage commissions, and expenses incurred in connection with portfolio transactions. The Currency Fund will also pay salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian having custody of the Currency Fund’s assets, expenses of calculating the NAV and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

        The Adviser has undertaken to reimburse the Currency Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding all federal, state and local taxes, interest, reimbursement payments to securities lenders for dividend and interest payments on short positions, taxes, brokerage commissions and extraordinary items, in any year, exceed 3.00% of the average net assets of the Currency Fund for such year, as determined by valuations made as of the close of each business day of the year. The Currency Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of the Currency Fund exceeds the expense limitation, the Currency Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation, the monthly payment of the Adviser’s fee will be reduced by the amount of such excess, subject to adjustment month-by-month during the balance of the Currency Fund’s fiscal year if accrued expenses thereafter fall below this limit.

        The Advisory Agreement will remain in effect for as long as its continuance is specifically approved at least annually, by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Currency Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees or by vote of a majority of the Currency Fund’s shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

        The Advisory Agreement provides that the Adviser shall not be liable to the Currency Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

        The Currency Fund is newly organized and, as of the date of this Statement of Additional Information, has not paid any fees to the Adviser.

The Administrator, Fund Accountant and Transfer Agent

        UMB Fund Services, Inc., a Wisconsin corporation (“UMBFS”), at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, serves as administrator, fund accountant and transfer agent to the Currency Fund, subject to the overall supervision of the Board of Trustees.

        Pursuant to an Administration and Fund Accounting Agreement (the “Administration Agreement”), UMBFS provides certain administrative and fund accounting services to the Currency Fund. UMBFS’ services include, but are not limited to, the following: (i) maintaining or coordinating with other service providers the maintenance of the Currency Fund’s books and records, maintaining all general ledger accounts and related subledgers; (ii) overseeing the Currency Fund’s fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the SEC; (iii) preparing financial statements for the Currency Fund’s annual and semi-annual reports to the SEC; (iv) preparing notice and renewal securities filings pursuant to state securities laws; (v) determining and monitoring the Currency Fund’s income and expense accruals and causing appropriate expenses to be paid from Trust assets; (vi) periodically monitoring the Currency Fund’s compliance with its policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for the Currency Fund and the status of the Currency Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (vii) assisting in developing an agenda for each board meeting and, if requested by the Trustees, attending board meetings and preparing board meeting minutes; (viii) assisting in calculating dividend and capital gains distributions; (ix) calculating daily NAVs for the Currency Fund based on valuations provided by pricing services approved by the Board of Trustees; and (x) generally assisting in the Trust’s administrative operations as mutually agreed by the Trust and UMBFS.

        For its services as administrator and fund accountant, the Trust pays UMBFS a fee, computed daily and paid monthly, at an annual rate of [insert rate], plus out-of-pocket expenses.

        The Administration Agreement provides that UMBFS shall not be liable to the Currency Fund or its shareholders for anything other than willful misfeasance, bad faith, negligence or reckless disregard of its obligations or duties. The Administration Agreement also provides that UMBFS may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services and administrative services, as the case may be, to others.

        The Currency Fund is newly organized and, as of the date of this Statement of Additional Information, has not paid UMBFS any fees for administration and fund accounting services.

        UMBFS also acts as the Currency Fund Fund’s transfer agent. As transfer agent, UMBFS keeps records of shareholder accounts and transactions.

        UMBFS is a subsidiary of UMB Financial Corporation, which is also the parent of the Currency Fund’s custodian.

Custodian

        UMB Bank, n.a., at 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as the Currency Fund’s custodian (the “Custodian”). The Custodian is responsible for, among other things, safeguarding and controlling the Currency Fund’s cash and securities.

Distributor

        UMB Distribution Services, LLC (the “Distributor”), at 803 West Michigan Avenue, Suite A, Milwaukee, Wisconsin 53233 acts as distributor for the Currency Fund. The Distributor shall offer shares of the Currency Fund on a continuous basis, review advertisements and act as liaison for broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Currency Fund.

        The Currency Fund is newly organized and, as of the date of this Statement of Additional Information, has not paid the Distributor any fees for its services.

PORTFOLIO TRANSACTIONS AND BROKERAGE

General

        Under the Advisory Agreement, the Adviser is responsible for decisions to buy and sell securities for the Currency Fund, broker-dealer selection, and negotiation of brokerage commission rates. (These activities of the Adviser are subject to the control of the Board of Trustees, as are all of the activities of the Adviser under the Advisory Agreement.) The primary consideration of the Adviser in effecting a securities transaction will be execution at the most favorable securities price. The Trust understands that some of the portfolio transactions of the Currency Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Currency Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances, the Adviser may make purchases of underwritten issues for the Currency Fund at prices that include underwriting fees.

        In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: (i) the best net price available; (ii) the reliability, integrity and financial condition of the broker-dealer; (iii) the size of and difficulty in executing the order; and (iv) the value of the expected contribution of the broker-dealer to the investment performance of the Currency Fund on a continuing basis. Accordingly, the price to the Currency Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio trade execution services offered. Subject to such policies as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Advisory Agreement solely by reason of its having caused the Currency Fund to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Trust or other accounts for which the Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the Currency Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of the foregoing. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser shall report on such allocations regularly to the Board of Trustees, indicating the broker-dealers to whom such allocations have been made and the basis therefore. The Adviser is authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution (i.e. that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price).

Brokerage Commissions

        The Currency Fund is newly organized and, as of the date of this Statement of Additional Information, has not paid any brokerage commissions.

NET ASSET VALUE

        The NAV of the Currency Fund will be determined as of the close of regular trading (generally 4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE may also be closed on national days of mourning. The staff of the SEC considers the NYSE to be closed on any day when its is not open for trading the entire day. On those days, the Currency Fund may, but is not obligated to, determine its NAV.

        Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and the Currency Fund’s NAV is not calculated. When determining NAV, the Currency Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 4:00 P.M. Eastern Time. Unless material, as determined by the Adviser under the supervision of the Board of Trustees, events affecting the valuation of Currency Fund securities occurring between the time its NAV is determined and the close of the NYSE will not be reflected in such NAV.

        The Currency Fund’s NAV is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.

        In determining the NAV of the Currency Fund’s shares, debt securities (other than short-term investments) are valued at prices provided by a pricing service, subject to review and possible revision by the Adviser pursuant to procedures adopted by the Board of Trustees. Short-term investments (i.e., those which mature in less than 60 days) are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.

        The Currency Fund prices foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, it may price these securities at the average of the current bid and asked prices of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Currency Fund does not have any of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Adviser in accordance with procedures approved by the Board of Trustees will establish a conversion rate for such currency.

        The Currency Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (ii) the SEC has granted an order to the Currency Fund permitting such suspension; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Currency Fund not reasonably practicable.

DISTRIBUTION OF SHARES

        The Trust has adopted a Service and Distribution Plan (the “Plan”). The Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares, thereby reducing the Fund’s expense ratio and providing the Adviser with greater flexibility in management. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, payment by the Fund of the cost of preparing, printing and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan as well as payment of capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead costs. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

        The Plan may be terminated by the Fund at any time by a vote of the majority of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund. Messrs. _____ and ______ are currently the Rule 12b-1 Trustees. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the outstanding shares of the Fund.

        While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust and any person who acts as legal counsel for the Trustees who are not interested persons of the Trust shall be an independent legal counsel. The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plans quarterly as reported to it by a Distributor, if any, or officers of the Trust. The Plans will continue in effect for as long as their continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

REDEMPTION OF SHARES

        A shareholder’s right to redeem shares of the Fund will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the NYSE is restricted pursuant to rules and regulations of the SEC, (b) the SEC has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

TAXES

General

        The Currency Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their tax advisers for a complete review of the tax ramifications of an investment in the Currency Fund.

        If the Currency Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Currency Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders in the Currency Fund would not be liable for income tax on the Currency Fund’s net investment income or net realized gains in their individual capacities. Distributions to shareholders, whether from the Currency Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Currency Fund.

Tax Character of Distributions and Redemptions

        Net investment income includes interest and dividend income, less expenses. Dividends from the Currency Fund’s net investment income, including short-term capital gains, are generally taxable to shareholders as ordinary income, while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares. Such dividends and distributions are taxable to shareholders whether received in cash or in additional shares.

        Any dividend or capital gain distribution paid shortly after a purchase of shares of the Currency Fund, will have the effect of reducing the per share NAV of such shares by the amount of the dividend or distribution. Furthermore, if the NAV of the shares of the Currency Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

        Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Foreign Withholding Taxes

        The Currency Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S. Such taxes would reduce the return on the Currency Fund’s investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Currency Fund’s total assets at the close of any taxable year consist of securities of foreign corporations, the Currency Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by it that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. For any year that the Currency Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Currency Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any. Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. If the pass through election described above is made, the source of the Currency Fund’s income flows through to its shareholders. Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source “passive income.” For this purpose, foreign “passive income” includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Currency Fund. The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Currency Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income and distributions by the Currency Fund will be treated as U.S. source income. Each shareholder will be notified within 60 days after the close of the Currency Fund’s taxable year whether, pursuant to the election described above, the foreign taxes paid by the Currency Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate: (i) the foreign taxes paid; and (ii) the Currency Fund’s dividends and distributions that represent income derived from foreign sources.

Effect of Foreign Debt Investments on Distributions

        Most foreign exchange gains realized on the sale of debt securities are treated as orginary income by the Currency Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Currency Fund’s ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE FUND’S ORDINARY INCOME DISTRIBUTION TO YOU, AND MAY CAUSE SOME OR ALL OF THE FUND’S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Currency Fund. Any return of capital in excess of your basis, however, is taxable as capital gain.

Back-up Withholding

        Federal law requires the Currency Fund to withhold 28% of a shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the Social Security or other Taxpayer Identification Number they provide is correct and that the shareholder is not subject to back-up withholding.

SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES

        As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of the Currency Fund; and (iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding. Trustees may appoint successor Trustees.

CAPITAL STRUCTURE

Shares of Beneficial Interest

        The Trust will issue new shares at its most current NAV. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of Currency Fund shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Currency Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series

        The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

DESCRIPTION OF SECURITIES RATINGS

        The Currency Fund may invest in commercial paper and commercial paper master notes assigned ratings of A-1 or A-2 by Standard & Poor’s Corporation (“Standard & Poor’s”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). A brief description of the ratings symbols and their meanings follows:

Standard & Poor’s Commercial Paper Ratings.

        A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

        A-1.        This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2.        Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed “A-1.”

        A-3.        Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.

        Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

        Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        Prime-1.        Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2.        Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Prime-3.        Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        The Currency Fund may also invest in debt securities of foreign countries rated AAA or AA by Standard & Poor’s.

Standard & Poor’s Characteristics of Sovereign Debt of Foreign Countries.

        AAA.        Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.

•	Prosperous and resilient economies, high per capita incomes.

•	Low fiscal deficits and government debt, low inflation.

•	Low external debt.

        AA.        Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.

•	Tightly integrated into global trade and financial system.

•	Differ from AAAs only to a small degree because:

•	Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).

•	More variable fiscal deficits, government debt and inflation.

•	Moderate to high external debt.

        A.        Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change.

•	Established trend of integration into global trade and financial system.

•	Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).

•	Usually rapid growth in output and per capita incomes.

•	Manageable through variable fiscal deficits, government debt and inflation.

•	Usually low but variable debt.

INDEPENDENT AUDITORS

        [Name and address], has been selected to serve as the Currency Fund’s independent auditors, whose services include auditing the Currency Fund’s financial statements.

FINANCIAL STATEMENTS

        The following financial statements for the Currency Fund are attached hereto:

•	Report of Independent Accountants

•	Statement of Assets and Liabilities

•	Notes to the Financial Statements

INDEPENDENT AUDITORS’ REPORT

To the Shareholders and Board of Trustees
    of Hillier Capital Management Funds Trust:

        [Form Only.] [We have audited the accompanying statement of assets and liabilities of Hillier Capital Stable Currency Fund (the “Fund”), a series of Hillier Capital Management Funds Trust, as of ________ ___, 2004, and the related statement of operations for the period from _______ ___, 2004 (commencement of operations) to _______ ___, 2004. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash owned as of _______ ___, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hillier Capital Stable Currency Fund as of ________, 2004 and the results of its operations for the period _______ ___, 2004 (commencement of operations) to _______ ___, 2004, in conformity with accounting principles generally accepted in the United States of America. ]

__________________________________
[Place of issuance]
_______ ___, 2004

HILLIER CAPITAL MANAGEMENT FUNDS TRUST

HILLIER CAPITAL STABLE CURRENCY FUND

[Form Only] Statement of Assets and Liabilities
_______ ___, 2004

ASSETS:
Cash	$_______
Offering costs	$_______

$_______
LIABILITIES:
Offering costs payable	$_______

Net Assets	$_______

NET ASSETS - Applicable to [10,000] shares	$_______

NET ASSET VALUE PER SHARE (net assets divided by
[10,000] shares.)	$_______

MAXIMUM OFFERING PRICE PER SHARE	$_______

The accompanying notes to the financial statement are an integral part of this statement.

HILLIER CAPITAL MANAGEMENT FUNDS TRUST

HILLIER CAPITAL STABLE CURRENCY FUND

[Form Only] Statement of Operations
_______ ___, 2004

Organizational Costs	$_______

Net Investment Loss	$_______

The accompanying notes to the financial statement are an integral part of this statement.

HILLIER CAPITAL MANAGEMENT FUNDS TRUST

HILLIER CAPITAL STABLE CURRENCY FUND

[Form Only] Notes to Financial Statements

1.	Hillier Capital Management Funds Trust (the “Trust”), which consists solely of the Hillier Capital Stable Currency Fund (the “Fund”), was formed under the laws of the state of Delaware on _______ ___, 2004. The Trust has had no operations through _______ ___, 2004 other than those relating to organizational matters and the sale and issuance of [10,000] shares of beneficial interests in the Fund to ___________________________. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

2.	The Trust has an agreement with Hillier Capital Management, LLC (the “Adviser”), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.55%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00%, the Adviser will reimburse the Fund for the amount of such excess.

3.	Organization costs consist of costs incurred to establish the company and enable it legally to do business. The Fund expenses organization costs as incurred. Fees related to preparing the Fund’s initial registration statement are offering costs. Offering costs are accounted for as a deferred charge until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis.

4.	It is the policy of the Fund to distribute all taxable income to shareholders and to otherwise continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income tax.

PART C

OTHER INFORMATION

Item 23.    Exhibits

(a)	(1) Certificate of Trust. (2) Agreement and Declaration of Trust.

(b)	Bylaws.

(c)	See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)	Form of Investment Advisory Agreement with Hillier Capital Management.

(e)	Form of Distribution Agreement with UMB Distribution Services, LLC.

(f)	None.

(g)	Form of Custodian Agreement with UMB Bank, n.a.(1)

(h)	(1) Form of Administration and Fund Accounting Agreement with UMB Fund Services, Inc. (2) Form of Transfer Agency Agreement with UMB Fund Services, Inc.

(i)	Form of Opinion of Foley & Lardner LLP.

(j)	Consent of Auditor(1).

(k)	None.

(l)	Form of Subscription Agreement.

(m)	Form of Service and Distribution Plan.

(n)	None.

(o)	Reserved.

(p)	Code of Ethics of Registrant and Hillier Capital Management.

(1)     To be filed by amendment.

Item 24.    Persons Controlled by or under Common Control with Registrant

        Registrant is controlled by ___________________. Registrant neither controls any person nor is any person under common control with Registrant.

Item 25.    Indemnification

        Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.    Business and Other Connections of Investment Adviser

        Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.    Principal Underwriters

        (a)     UMB Distribution Services, LLC currently serves as the principal underwriter of the shares of Lend Lease Funds, The Marsico Investment Fund, Green Century Funds, UMB Scout Funds, Lotsoff Capital Management Equity Trust, Columbus Funds, Inc. and SPARX Funds Trust.

        (b)     The principal business address of UMB Distribution Services, LLC, the Registrant’s distributor, is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301. To the best of the Registrant’s knowledge, the following are the members and officers of UMB Distribution Services, LLC:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Peter Hammond	President	None
Christine L. Mortenson	Treasurer	None
Constance Dye Shannon	Secretary	None

        (c)     The Registrant is newly organized and, as of the date of the filing of this Registration Statement on Form N-1A, UMB Distribution Services, LLC has not received any compensation from the Registrant.

Item 28.    Location of Accounts and Records

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of: UMB Fund Services, Inc., the Registrant’s administrator and distributor, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301.

Item 29.    Management Services

        All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.    Undertakings

        Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Holland and State of Michigan on the 22nd day of April, 2004.

HILLIER CAPITAL MANAGEMENT
FUNDS TRUST
(Registrant)
By: /s/ Michael Smorch
Michael Smorch, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Michael Smorch	President (Principal Executive, Financial and	April 22, 2004
Michael Smorch	Accounting Officer) and Trustee
/s/ Jeffrey Beckett	Trustee	April 22, 2004
Jeffrey Beckett
/s/ Gary Schlarbaum	Trustee	April 21, 2004
Gary Schlarbaum

EXHIBIT INDEX

Exhibit No.       Exhibit

(a)	(1)	Certificate of Trust.

(2)	Agreement and Declaration of Trust.

(b)	Bylaws.

(c)	See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)	Form of Investment Advisory Agreement with Hillier Capital Management.

(e)	Form of Distribution Agreement with UMB Distribution Services, LLC.

(f)	None.

(g)	Form of Custodian Agreement with UMB Bank, n.a.(1)

(h)	(1)	Form of Administration and Fund Accounting Agreement with UMB Fund Services, Inc.

(2)	Form of Transfer Agency Agreement with UMB Fund Services, Inc.

(i)	Form of Opinion of Foley & Lardner LLP.

(j)	Consent of Auditor(1).

(k)	None.

(l)	Form of Subscription Agreement.

(m)	Form of Service and Distribution Plan.

(n)	None.

(o)	Reserved.

(p)	Code of Ethics of Registrant and Hillier Capital Management.

(1)     To be filed by amendment.